SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	902,670	2,238,885	4,002,503
Number of Restricted Shares, Granted	0	0	0
Number of Restricted Shares, Vested	(902,670)	(1,297,902)	(1,276,634)
Number of Restricted Shares, Forfeited		(38,313)	(486,984)
Number of Restricted Shares, Unvested Ending Balance	0	902,670	2,238,885
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 2.42	$ 2.19	$ 2.22
Weighted-Average Grant Date Fair Value, Vested	2.42	2.04	2.49
Weighted-Average Grant Date Fair Value, Forfeited		2.12	1.66
Weighted-Average Grant Date Fair Value, Ending Balance	$ 0.00	$ 2.42	$ 2.19
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	1,531,959	1,153,890	0
Number of Restricted Shares, Granted	746,856	817,068	1,170,612
Number of Restricted Shares, Vested	(632,985)	(378,579)
Number of Restricted Shares, Forfeited	(77,938)	(60,420)	(16,722)
Number of Restricted Shares, Unvested Ending Balance	1,567,892	1,531,959	1,153,890
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 6.43	$ 4.43	$ 0.00
Weighted-Average Grant Date Fair Value, Granted	12.42	8.27	4.43
Weighted-Average Grant Date Fair Value, Vested	6.04	4.43
Weighted-Average Grant Date Fair Value, Forfeited	9.57	5.77	4.43
Weighted-Average Grant Date Fair Value, Ending Balance	$ 9.28	$ 6.43	$ 4.43
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	58,072,076	0
Number of Restricted Shares, Granted	7,079,775	60,413,167
Number of Restricted Shares, Vested	0	0
Number of Restricted Shares, Forfeited	(780,365)	(2,341,091)
Number of Restricted Shares, Unvested Ending Balance	64,371,486	58,072,076	0
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 0.19	$ 0
Weighted-Average Grant Date Fair Value, Granted	0.29	0.19
Weighted-Average Grant Date Fair Value, Forfeited	0.19	0.19
Weighted-Average Grant Date Fair Value, Ending Balance	$ 0.20	$ 0.19	$ 0